UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V

BlackRock Floating Rate Income Portfolio
Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2021

Date of reporting period: 02/28/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
February 28, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Floating Rate Income Portfolio

Dear Shareholder,
The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued
to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators.
Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United
States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March
2020.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year
U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”)
assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of February 28, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
9.74% 31.29%
U.S. small cap equities
(Russell 2000
®
Index)
41.69 51.00
International equities
(MSCI Europe, Australasia,
Far East Index)
14.33 22.46
Emerging market equities
(MSCI Emerging Markets
Index)
22.32 36.05
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.40
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.34) (1.96)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.55) 1.38
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
0.92 1.22
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
6.08 9.31
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of February 28, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Floating Rate Income Portfolio
Investment Objective
BlackRock Floating Rate Income Portfolio’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ending February 28, 2021, the Fund underperformed its benchmark, the S&P
®
/LSTA Leveraged Loan Index.
What factors influenced performance?
Security selection was the principal detractor from the Fund’s performance relative to the benchmark for the period, most notably within the financial-other, health care and retail sectors. In credit quality terms, selection within issues rated CCC and BB weighed on returns.
Positive contributions to the Fund’s performance were led by security selection within the airlines, leisure and aerospace & defense sectors. The Fund’s tactical out-of-
benchmark exposure to high yield corporate bonds also proved additive.
Describe recent portfolio activity.
There were no material changes to the Fund’s positioning during the period. The Fund increased its exposure to the technology, health care and property & casualty sectors while reducing risk within the aerospace & defense, electric utilities and environmental sectors.
The Fund’s cash position averaged a little under 10% over the period. While the Fund generally seeks to be fully invested, cash levels will fluctuate based on market conditions, liquidity considerations and investor flows. The Fund’s cash balance did not have a material impact on Fund performance.
Describe Fund positioning at period end.
The Fund remained positioned to earn attractive floating rate coupon income while seeking to protect capital. Positioning was balanced from a credit rating perspective, while reflecting an overweight to more liquid B-rated paper and underweights to BB and higher beta (more market sensitive) CCC-rated loans. At period end, approximately 94% of the Fund was held in core bank loan exposure. Sector overweight positions included technology, diversified manufacturing and restaurants, while the Fund was underweight in the financial-other, health care and midstream energy sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance Summary for the Period Ended February 28, 2021
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 2.84% 2.83% 5.42% 5.38% N/A 4.92% N/A 4.04% N/A
Investor A ....................... 2.54 2.53 5.29 5.11 2.48% 4.61 4.08% 3.72 3.46%
Investor C ....................... 1.83 1.82 4.88 4.30 3.30 3.85 3.85 3.12 3.12
Class K ........................ 2.93 2.92 5.45 5.44 N/A 4.96 N/A 3.90 N/A
S&P
®
/LSTA Leveraged Loan Index
(c)
.... — — 6.33 5.78 N/A 5.86 N/A 4.25 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the
Fund to achieve a floating rate of income. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor
Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The
Predecessor Fund acquired the assets and liabilities of BlackRock Senior Floating Rate Fund, Inc. in a reorganization on March 21, 2011.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of February 28, 2021 (continued)

Fund Summary
BlackRock Floating Rate Income Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Floating Rate Loan Interests ........................... 96%
Investment Companies ............................... 3
Corporate Bonds ................................... 1
Common Stocks ................................... —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ — %
(c)
BBB/Baa ....................................... 2
BB/Ba ......................................... 17
B ............................................ 70
CCC/ Caa ....................................... 5
NR ........................................... 6
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, common stocks, investment companies, other interests and warrants.
(c)
Represents less than 1% of the Fund's total investments.

About Fund Performance
2021
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 21, 2011, Institutional Shares performance results are those of Investor A Shares. Class K Shares performance results shown prior to the Class K
Shares inception date of March 28, 2016 is that of Investor A Shares. The performance of the Fund’s Institutional Shares and Class K Shares would be substantially similar to Investor A Shares because Institutional Shares, Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that both Institutional Shares and Class K Shares have different expenses than Investor A Shares. The actual returns of both Institutional Shares and Class K Shares would have been higher than those of the Investor A Shares because Institutional Shares and Class K Shares have lower expenses than the Investor A Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  2.50% and a service fee of  0.25% per year (but no distribution fee). Prior to March 21,
2011, Investor A Shares performance results are those of the BlackRock Senior Floating Rate Fund, Inc. restated to reflect Investor A Shares fees. Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subje ct to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to March 21, 2011, Investor C Shares performance results are those of the BlackRock Senior Floating Rate Fund, Inc. restated to reflect Investor C Shares fees. Th ese shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below
(which is based on a hypothetical investment of $1,000 invested on September 1, 2020 and held through February 28, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(09/01/20)
Ending
Account Value
(02/28/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(09/01/20)
Ending
Account Value
(02/28/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,054.20 $ 3.57 $ 1,000.00 $ 1,021.32 $ 3.51 0.70%
Investor A ................................ 1,000.00 1,052.90 4.89 1,000.00 1,020.03 4.81 0.96
Investor C ................................ 1,000.00 1,048.80 8.84 1,000.00 1,016.17 8.70 1.74
Class K .................................. 1,000.00 1,054.50 3.21 1,000.00 1,021.67 3.16 0.63
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
February 28, 2021
Security
Shares
Shares Value
Common Stocks — 0.1%
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(a)(b)
.............. 42,521 $ 85,043
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
........... 541,445 460,228
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
........ 3,981 17,118
Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.
(a)(b)
.......... 71,823 72
Machinery — 0.0%
Ameriforge Group, Inc.
(a)
............... 5,385 113,085
Marine — 0.0%
Projector SA
(a)(b)
..................... 42,521 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
..... 480,539 826,527
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.
(a)
............ 7,912 207,928
Professional Services — 0.1%
NMG, Inc.
(a)
........................ 16,173 990,596
Software — 0.0%
Avaya Holdings Corp.
(a)
................ 277 8,219
Total Common Stocks — 0.1%
(Cost: $14,731,145) ............................... 2,708,816
Par (000)
Par (000)
Corporate Bonds — 1.3%
Airlines — 0.5%
American Airlines, Inc., 11.75%, 07/15/25
(c)
.. USD 6,392 7,614,470
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ...... 7,456 8,376,487
15,990,957
Building Products — 0.2%
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(c)
.. 5,903 6,131,741
Chemicals — 0.0%
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... 168 186,900
Distributors — 0.1%
Wolverine Escrow LLC, 9.00%, 11/15/26
(c)
... 2,697 2,656,545
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC
(a)
(b)(d)
:
11.50%, 10/01/20 ................. 5,909 —
(LIBOR USD 3 Month + 4.50%), 5.10%,
12/31/49
(e)
.................... 8,430 —
—
Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp.
(b)(c)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(e)
.................... 1,627 1,613,798
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(f)(g)
.................... 1,139 1,121,897
2,735,695
Security
Par (000)
Par (000) Value
Machinery — 0.1%
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(g)
......... USD 3,700 $ 4,019,126
Media — 0.1%
Liberty Broadband Corp., 2.75%, 09/30/50
(c)(f)
. 2,547 2,641,434
Software — 0.2%
(c)
Castle US Holding Corp., 9.50%, 02/15/28 .. 2,466 2,539,980
Solera LLC, 10.50%, 03/01/24 .......... 1,627 1,687,004
4,226,984
Specialty Retail — 0.0%
eG Global Finance plc, 8.50%, 10/30/25
(c)
... 838 887,976
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(c)(e)(g)
.......... 931 887,553
Total Corporate Bonds — 1.3%
(Cost: $36,758,917) ............................... 40,364,911
Floating Rate Loan Interests — 94.5%
Aerospace & Defense — 1.2%
(e)
Bleriot US Bidco , Inc., Delayed Draw Term
Loan, (LIBOR USD 3 Month + 4.75%),
0.25%
,
 10/31/26 .................. 366 367,788
Bleriot US Bidco , Inc., Term Loan, (LIBOR USD
3 Month + 4.75%), 0.25%
,
 10/30/26 ..... 2,344 2,353,840
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 .................. 10,234 9,880,823
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 .................. 5,502 5,312,270
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 4,025 4,035,136
TransDigm , Inc., Term Loan F, 12/09/25
(h)
.... 15,989 15,770,725
TransDigm , Inc., Term Loan G, 08/22/24
(h)
... 1,811 1,787,983
39,508,565
Airlines — 1.1%
(e)
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 01/29/27 . 1,004 920,045
American Airlines, Inc., Term Loan B
(h)
:
 04/28/23 ....................... 11,582 10,851,257
 12/15/23 ....................... 13,393 12,630,961
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 2,569 2,640,187
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 9,687 9,372,559
36,415,009
Auto Components — 1.9%
(e)
Clarios Global LP, 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.61%, 04/30/26 ................ 38,854 38,878,673
(EURIBOR 1 Month + 3.75%),
3.75%, 04/30/26 ................ EUR 1,934 2,330,256
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28 ...... USD 9,479 9,485,730
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 02/05/26 .................. 10,399 10,322,618
61,017,277

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2021
Security
Par (000)
Par (000) Value
Automobiles — 0.4%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 01/01/38
(e)
..... USD 12,452 $ 12,436,623
Building Products — 1.2%
(e)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. 639 642,594
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 6,134 6,130,688
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 7,463 7,469,174
LSF10 XL Bidco SCA, Facility Term Loan
B3, (EURIBOR 3 Month + 4.00%),
4.00%
,
 10/12/26 .................. EUR 2,000 2,411,435
MI Windows & Doors LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 12/18/27 . USD 1,717 1,728,452
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/19/23 ...... 18,665 18,664,925
37,047,268
Capital Markets — 2.2%
(e)
FinCo I LLC, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 2.61%
,
 06/27/25 ........... 2,232 2,230,723
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.36%
,
 04/12/24 ..... 3,801 3,777,516
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.13%
,
 06/03/26 ..... 5,768 5,756,555
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 09/24/27 .................. 2,743 2,754,262
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.25%
,
 05/29/26 ............ 9,267 7,217,040
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(h)
...................... 47,593 47,502,159
69,238,255
Chemicals — 2.7%
(e)
Allnex (Luxembourg) & Cy SCA, Term
Loan B1, (EURIBOR 1 Month + 3.25%),
3.25%
,
 09/13/23 .................. EUR 1,939 2,329,030
Alpha 3 BV, Term Loan B1, 01/31/24
(h)
...... USD 15,979 15,995,617
Aruba Investments LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27
(b)
................. 2,620 2,646,200
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 2 Month + 4.75%),
5.50%
,
 08/27/26 .................. 10,574 10,706,153
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.00%
,
 06/01/24 ............ 5,577 5,566,887
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 2 Month + 0.00%),
4.50%
,
 12/29/27 .................. 2,618 2,615,827
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 211 208,423
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.12%
,
 06/30/27 ..... 7,826 7,825,949
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/28/25 .. 2,660 2,651,833
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.86%
,
 03/30/26 . 1,773 1,752,687
Security
Par (000)
Par (000) Value
Chemicals (continued)
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 11/07/24 .................. USD 5,667 $ 5,667,323
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.75%
,
 01/01/38 .................. 9,437 9,429,929
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.37%
,
 05/15/24 ............ 12,098 11,961,953
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 10/01/25 ..... 1,051 1,047,204
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/14/24 .................. 6,475 6,432,828
86,837,843
Commercial Services & Supplies — 3.6%
(e)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 07/10/26 .................. 13,735 13,751,920
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.61%
,
 09/07/27 . 5,871 5,874,984
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 25,984 25,851,774
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 09/06/24 ....... 12,514 12,436,496
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 05/09/25 ..... 2,257 2,242,706
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25 . 874 877,346
Harland Clarke Holdings Corp., Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.75%
,
 11/03/23 .................. 1,852 1,764,351
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26
(b)
................. 3,510 3,456,869
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 4,281 4,283,490
Tempo Acquisition LLC, Term Loan, 11/02/26
(h)
31,138 31,164,223
Tempo Acquisition, LLC, Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 05/01/24 . 3,927 3,920,237
Trugreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 9,256 9,314,240
114,938,636
Construction & Engineering — 1.0%
(e)
Pike Corp., Delayed Draw Term Loan,
01/21/28
(h)
...................... 3,395 3,394,434
Pike Corp., Term Loan:
(LIBOR USD 1 Month + 3.97%),
4.10%, 07/24/26 ................ 1,628 1,630,362
(LIBOR USD 1 Month + 3.00%),
3.12%, 01/21/28 ................ 4,473 4,472,033
Ply Gem Midco , Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.86%
,
 04/12/25 ..... 1,940 1,940,226
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 05/23/25 ..... 20,365 20,207,492
31,644,547

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2021
Security
Par (000)
Par (000) Value
Construction Materials — 1.0%
(e)
American Builders & Contractors Supply Co.,
Inc., Term Loan, 01/15/27
(h)
........... USD 14,043 $ 13,977,852
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 7,747 7,735,275
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 4,222 4,228,721
Foundation Building Materials, Inc., 1st Lien
Term Loan:
 01/31/28
(h)
...................... 6,374 6,359,515
32,301,363
Containers & Packaging — 2.3%
(e)
BWay Holding Co., Term Loan, 04/03/24
(h)
... 14,519 14,261,275
Charter Nex Films, Inc., 1st Lien Term Loan,
12/01/27
(h)
...................... 20,063 20,213,302
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 12/29/23 . 9,885 9,874,652
Klockner Finco SARL, Facility Term Loan,
02/09/26
(h)
...................... 5,625 5,628,544
Pactiv Evergreen, Inc., Term Loan B1,
02/05/23
(h)
...................... 12,420 12,385,450
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 02/05/26 . 5,425 5,402,378
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 07/31/26 . 1,275 1,274,735
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%
,
 08/18/27 .................. 2,861 2,869,955
71,910,291
Distributors — 0.1%
Pai Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(e)
2,307 2,324,303
Diversified Consumer Services — 2.2%
(e)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 01/29/27 ............ 2,109 2,096,216
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 5,134 5,093,022
Midas Intermediate Holdco II LLC, Term Loan,
12/22/25
(h)
...................... 17,653 18,022,407
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 8,310 8,861,036
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 10,061 10,045,813
SIRVA Worldwide, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
5.75%
,
 08/04/25 .................. 5,347 4,995,756
Sotheby's, Term Loan, 01/15/27
(h)
......... 10,993 11,070,699
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 . 8,279 8,276,255
Verisure Holding AB, Facility Term Loan
B1, (EURIBOR 1 Month + 2.75%),
2.75%
,
 10/21/22 .................. EUR 280 338,610
68,799,814
Diversified Financial Services — 6.0%
(e)
Advisor Group Holdings, Inc., Term Loan B1,
07/31/26
(h)
...................... USD 10,853 10,868,483
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 08/05/27
(b)
5,497 5,497,222
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.46%
,
 10/30/26 ...... USD 5,177 $ 5,173,500
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.37%
,
 11/18/24 .................. 2,428 2,455,174
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 26,295 26,379,620
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, 04/09/27
(h)
.................. 26,375 26,511,476
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 07/11/25 .................. 9,624 9,515,789
LBM Acquisition LLC, 1st Lien Delayed Draw
Term Loan, 12/17/27
(h)
.............. 666 666,672
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(h)
...................... 2,995 3,000,024
Lealand Finance Co. BV, Term Loan, 06/28/24
(b)
(h)
............................ 178 138,778
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.11%
,
 06/30/25 .. 1,240 799,039
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 11/02/27 .. 3,949 3,956,630
Milano Acquisition Corp., 1st Lien Term Loan B,
10/01/27
(h)
...................... 31,566 31,460,885
Realpage , Inc., Term Loan, 01/01/28
(b)(h)
..... 2,585 2,636,840
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(h)
.................. 423 422,983
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 . 2,198 2,199,512
RV Retailer LLC, Term Loan, (LIBOR USD 3
Month + 3.00%), 6.25%
,
 02/08/28
(b)
..... 4,774 4,756,098
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
2.71%
,
 01/23/25 .................. 8,916 8,481,575
Spring Education Group, Inc., 1st Lien Term
Loan, 07/30/25
(h)
.................. 9,818 9,429,593
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 .................. 4,579 4,565,148
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 12/20/24 . 5,086 5,049,784
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 02/28/27 ....... 12,212 12,196,361
White Cap Buyer LLC, Term Loan, (LIBOR USD
6 Month + 4.00%), 4.50%
,
 10/19/27 ..... 4,364 4,378,944
Ziggo Financing Partnership, Facility Term Loan
I, 04/30/28
(h)
..................... 10,949 10,882,102
191,422,232
Diversified Telecommunication Services — 2.1%
(e)
Altice Financing SA, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.86%, 07/15/25 ................ 4,248 4,204,329
(LIBOR USD 1 Month + 2.75%),
2.86%, 01/31/26 ................ 9,018 8,910,499
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 08/14/26 ..... 8,479 8,462,541
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 1,971 1,974,352
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/02/27 .................. 4,192 4,212,784

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.25%),
3.25%
,
 05/15/26 .................. EUR 1,222 $ 1,472,947
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 .................. USD 5,236 5,272,024
GCI Holdings LLC, Term Loan B, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 10/15/25 ..... 4,099 4,098,727
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 .. 7,966 8,002,992
MTN Infrastructure TopCo , Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. 7,680 7,668,357
Numericable US LLC, Term Loan, 01/31/26
(h)
. 4,439 4,424,142
TDC A/S, Facility Term Loan B3, (EURIBOR 6
Month + 3.00%), 3.00%
,
 06/04/25 ...... EUR 2,458 2,958,563
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(h)
...................... USD 6,333 6,332,240
67,994,497
Electric Utilities — 0.3%
(e)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 01/15/25 .................. 3,146 3,126,539
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 12/13/25 . 1,565 1,555,096
Vistra Operations Co. LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 12/31/25 . 3,558 3,544,379
8,226,014
Electrical Equipment — 1.0%
(e)
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 2,820 2,820,750
MH Sub I LLC, 1st Lien Term Loan, 09/13/24
(h)
28,165 28,055,675
30,876,425
Entertainment — 1.2%
(e)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 9,676 9,509,229
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 10,100 9,857,675
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 .................. 314 310,651
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 04/29/26 .................. 2,482 2,483,895
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.94%
,
 05/18/25 ...... 16,714 15,818,181
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.25%
,
 01/20/28 . 1,703 1,706,195
39,685,826
Equity Real Estate Investment Trusts (REITs) — 0.2%
(e)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.87%
,
 08/21/25 .................. 3,416 3,391,064
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.12%
,
 05/11/24 .. 2,430 2,411,891
5,802,955
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 1.2%
(e)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.80%
,
 05/23/25 ..... USD 4,534 $ 4,505,184
H-Food Holdings LLC, Term Loan B2,
05/23/25
(h)
...................... 13,722 13,713,420
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.86%
,
 06/27/23 ...... 11,966 11,851,190
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 09/13/26 ....... 7,894 7,763,510
37,833,304
Food Products — 3.3%
(e)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 11/19/26 .................. 13,017 12,884,641
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, 10/01/25
(h)
.............. 7,744 7,756,245
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/11/25 .................. 4,485 4,423,310
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.61%
,
 10/10/26 ...... 1,359 1,360,016
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 15,483 15,568,028
Froneri International Ltd., Facility 1st Lien Term
Loan B2, 01/29/27
(h)
................ 37,545 37,194,946
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.86%
,
 01/31/28 .................. 897 906,535
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 2,801 2,795,332
JBS USA Lux SA, Term Loan, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 05/01/26 ....... 1,178 1,175,661
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 05/15/24 .................. 5,039 5,016,223
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 03/31/27 .................. 2,053 2,055,452
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 09/23/27 .................. 7,735 7,768,026
Utz Quality Foods LLC, 1st Lien Term Loan,
01/20/28
(h)
...................... 6,158 6,186,573
105,090,988
Health Care Equipment & Supplies — 0.3%
(e)
Ortho-Clinical Diagnostics, Inc., Term
Loan, (EURIBOR 3 Month + 3.50%),
3.50%
,
 06/30/25 .................. EUR 2,978 3,590,563
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. USD 6,231 6,225,143
9,815,706
Health Care Providers & Services — 4.1%
(e)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25 . 3,735 3,753,460
Azalea TopCo , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.71%
,
 07/24/26 . 11,157 11,143,075
CHG Healthcare Services, Inc., 1st Lien Term
Loan, 06/07/23
(h)
.................. 19,970 19,962,956
Envision Healthcare Corp., Term Loan,
10/10/25
(h)
...................... 10,725 9,202,026

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Eyecare Partners LLC, 1st Lien Term Loan,
02/18/27
(h)
...................... USD 8,754 $ 8,613,746
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(h)
...................... 4,144 3,973,049
HomeVi , Facility Term Loan B1, (EURIBOR 3
Month + 3.00%), 3.00%
,
 10/31/26 ...... EUR 2,000 2,398,284
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 .................. USD 3,736 3,730,353
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 08/06/26 . 24,894 24,899,566
Ortho-Clinical Diagnostics, Inc., Term Loan,
06/30/25
(h)
...................... 12,903 12,919,523
PetVet Care Centers LLC, 1st Lien Term Loan,
 02/14/25
(h)
...................... 3,193 3,192,010
Precision Medicine Group LLC, Term Loan:
(LIBOR USD 1 Month + 3.75%),
0.75%, 11/18/27 ................ 6,207 6,206,841
(LIBOR USD 1 Month + 0.00%),
3.75%, 11/18/27 ................ 1,088 1,088,444
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27
(b)
................. 5,245 5,271,225
WCG Purchaser Corp., 1st Lien Term Loan,
01/08/27
(h)
...................... 4,988 5,002,755
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 2 Month + 3.75%), 4.50%
,
 08/13/26 . 7,761 7,776,370
129,133,683
Health Care Technology — 0.5%
(e)
athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26 .................. 1,480 1,488,051
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 7,964 7,968,238
Verscend Holding Corp., Term Loan, 01/01/28
(h)
2,893 2,907,465
Verscend Holding Corp., Term Loan B,
08/27/25
(h)
...................... 3,751 3,768,418
16,132,172
Hotels, Restaurants & Leisure — 4.8%
(e)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/02/26 .................. 4,692 4,511,858
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 10/19/24 ..... 3,940 3,960,728
Boyd Gaming Corp., Term Loan B, (LIBOR USD
1 Week + 2.25%), 2.34%
,
 09/15/23 ...... 3,241 3,235,083
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 12/23/24 .................. 16,358 16,204,554
Caesars Resort Collection LLC, Term Loan B1,
07/21/25
(h)
...................... 10,320 10,344,918
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 4,831 4,788,020
Dorna Sports SL, Facility Term Loan
B2, (EURIBOR 6 Month + 3.25%),
3.25%
,
 05/03/24 .................. EUR 1,913 2,297,388
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.75%
,
 07/10/25 . USD 3,852 3,865,995
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 11/30/23 .................. 4,195 4,183,570
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Gateway Casinos & Entertainment Ltd., Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 12/01/23 .................. USD 668 $ 652,484
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
................ 740 843,120
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 . 10,127 10,030,006
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25
(b)
................. 2,189 2,232,285
IRB Holding Corp., Term Loan, 12/15/27
(h)
... 16,574 16,630,186
IRB Holding Corp., Term Loan B, 02/05/25
(h)
.. 22,186 22,296,584
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.86%
,
 04/03/25 ...... 3,483 3,477,716
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 1,495 1,434,288
Playtika Holding Corp., Term Loan B, (LIBOR
USD 6 Month + 6.00%), 7.00%
,
 12/10/24 . 4,503 4,522,927
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 08/14/24 .................. 5,333 5,244,115
Silk Bidco AS, Facility Term Loan B, (EURIBOR
6 Month + 4.00%), 4.00%
,
 02/24/25 ..... EUR 2,000 2,149,179
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. USD 6,224 6,151,049
Tackle SARL, Facility Term Loan B, (EURIBOR
3 Month + 3.50%), 3.50%
,
 08/08/22 ..... EUR 1,949 2,345,047
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 07/31/26 ...... USD 11,154 11,143,489
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 05/30/25 .................. 1,882 1,872,646
Zaxby's Operating Co. LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/28/27 .................. 7,367 7,409,950
Zaxby's Operating Co. LP, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.50%),
7.25%
,
 12/28/28 .................. 516 521,160
152,348,345
Household Durables — 0.3%
(e)
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 4,527 4,366,690
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 .................. 3,835 3,846,505
8,213,195
Household Products — 0.1%
Spectrum Brands Holdings, Inc., Term Loan,
02/18/28
(b)(e)(h)
.................... 2,413 2,419,033
Independent Power and Renewable Electricity Producers
— 0.5%
(e)
Calpine Corp., Term Loan:
(LIBOR USD 1 Month + 2.00%),
2.12%, 04/05/26 ................ 4,719 4,687,429
(LIBOR USD 1 Month + 2.00%),
2.11%, 08/12/26 ................ 4,132 4,106,722

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2021
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
ExGen Renewables IV LLC, Term Loan,
12/15/27
(h)
...................... USD 5,866 $ 5,893,810
14,687,961
Industrial Conglomerates — 1.6%
(e)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 03/31/25 ..... 11,663 11,587,246
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 . 2,395 2,403,180
Vertiv Group Corp., Term Loan, 03/02/27
(h)
... 35,707 35,741,837
49,732,263
Insurance — 4.9%
(e)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 05/09/25 ................ 29,189 28,969,222
AmWINS Group, Inc., Term Loan, 02/19/28
(h)
. 13,828 13,822,192
AssuredPartners , Inc., Term Loan
(h)
:
 02/12/27 ....................... 10,939 10,901,864
 02/12/27 ....................... 3,522 3,539,991
Asurion LLC, 2nd Lien Term Loan B3,
01/31/28
(h)
...................... 7,711 7,920,662
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/23 ....... 4,364 4,354,807
Asurion LLC, Term Loan B8, 12/23/26
(h)
..... 18,737 18,675,589
HUB International Ltd., Term Loan, 04/25/25
(h)
22,601 22,351,932
HUB International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 3,264 3,274,259
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27 . 5,671 5,677,876
Sedgwick Claims Management Services, Inc.,
Term Loan:
 12/31/25
(h)
...................... 12,524 12,424,563
 09/03/26
(h)
...................... 3,775 3,773,892
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 3,532 3,552,560
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.25%, 05/16/24 ................ 16,107 15,977,940
(LIBOR USD 3 Month + 3.25%),
3.40%, 12/02/26 ................ 902 896,415
156,113,764
Interactive Media & Services — 2.7%
(e)
Acuris Finance US, Inc., Term Loan, 02/16/28
(h)
8,114 8,154,504
Adevinta ASA, Facility Term Loan B2,
10/22/27
(h)
...................... 9,471 9,530,503
Ancestry.com Inc., Term Loan, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 12/06/27 ...... 8,826 8,812,231
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(h)
...................... 23,076 23,152,843
GoodRx , Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 10/10/25 ..... 9,545 9,528,287
Grab Holdings, Inc., Term Loan, 01/29/26
(h)
.. 26,914 26,880,357
86,058,725
Internet & Direct Marketing Retail — 0.5%
CNT Holding I Corp., 1st Lien Term Loan,
11/08/27
(e)(h)
..................... 17,169 17,236,131
Security
Par (000)
Par (000) Value
IT Services — 8.0%
(e)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 09/19/24 .................. USD 10,193 $ 10,203,627
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%
,
 09/19/25 .................. 3,085 3,103,149
Boxer Parent Co., Inc., Term Loan, 10/02/25
(h)
15,703 15,700,782
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(h)
...................... 24,742 24,723,578
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 8,493 8,505,036
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 7,322 7,624,032
Epicor Software Corp., Term Loan C, 07/30/27
(h)
19,242 19,332,194
Go Daddy Operating Co. LLC, Term Loan B3,
08/10/27
(h)
...................... 9,480 9,485,019
IG Investments Holdings LLC, Term Loan,
05/23/25
(h)
...................... 7,946 7,964,912
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.11% -
3.36%
,
 11/29/24 .................. 10,505 10,386,922
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 12/01/25 .................. 3,187 3,182,930
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%
,
 11/29/24 .................. 9,855 9,889,959
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.48%
,
 08/01/25 .................. 3,080 2,557,060
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ............ 9,651 9,361,091
Rackspace Technology Global, Inc., 1st
LienTerm Loan B, (LIBOR USD 3 Month +
0.00%), 3.50%
,
 02/15/28 ............ 7,449 7,443,184
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.11%
,
 12/17/27 ....... 3,412 3,448,270
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.86%
,
 03/03/23 ........... 20,627 20,594,526
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 10/09/28 ...... 2,000 2,055,000
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 20,363 20,407,595
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 .................. 3,812 3,797,694
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.86%
,
 11/16/26 ..... 6,380 6,383,904
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.50%), 6.50%
,
 09/01/25 ...... 26,986 27,096,888
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.61%
,
 08/27/25 . 6,929 6,961,997
Virtusa Corp., Term Loan, 02/11/28
(h)
....... 3,459 3,478,025
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 05/15/26 ...... 8,710 8,672,412
Zephyr Bidco Ltd., Faccility 1st Lien Term
Loan B1, (LIBOR GBP 1 Month + 4.75%),
4.54%
,
 07/23/25 .................. GBP 2,000 2,753,325
255,113,111

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2021
Security
Par (000)
Par (000) Value
Leisure Products — 0.4%
Hayward Industries, Inc., 1st Lien Term Loan,
08/05/24
(e)(h)
..................... USD 13,771 $ 13,756,391
Life Sciences Tools & Services — 1.5%
(e)
Albany Molecular Research, Inc., 1st Lien Term
Loan, 08/30/24
(h)
.................. 1,940 1,945,669
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/21/24 .. 1,258 1,259,805
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 11/08/27 .. 6,707 6,742,614
eResearch Technology, Inc., Facility Term Loan,
02/04/27
(h)
...................... 2,000 2,006,940
eResearchTechnology , Inc., 1st Lien Term
Loan, 02/04/27
(h)
.................. 17,289 17,349,369
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/19/27
(b)
................. 3,738 3,761,855
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ............ 15,461 15,508,311
48,574,563
Machinery — 1.9%
(e)
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 01/31/24 . 619 619,806
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 0.75%
,
 03/31/27 ..... 9,977 9,970,528
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 03/01/27 .................. 7,033 7,015,223
Terex Corp., Term Loan, (LIBOR USD 3 Month
+ 2.00%), 2.75%
,
 01/31/24 ........... 2,494 2,490,407
Titan Acquisition Ltd., Term Loan, (LIBOR USD
6 Month + 3.00%), 3.27%
,
 03/28/25 ..... 35,673 35,036,303
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.48%
,
 06/30/27 ..... 6,566 6,616,428
61,748,695
Media — 6.0%
Ascend Learning LLC, Term Loan, 07/12/24
(e)(h)
11,511 11,506,451
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 6 Month + 3.50%),
4.50%
,
 03/03/25
(e)
................. 14,217 12,160,699
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
( i )
................. 4,106 4,703,590
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 04/30/25
(e)
................. 7,553 7,548,617
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(e)
................. 34,007 33,048,300
CSC Holdings LLC, Term Loan:
(e)
(LIBOR USD 1 Month + 2.25%),
2.36%, 07/17/25 ................ 8,224 8,171,611
(LIBOR USD 1 Month + 2.50%),
2.61%, 04/15/27 ................ 12,508 12,454,893
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(e)
................. 4,396 4,412,485
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(e)
3,329 3,331,597
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.37%
,
 02/07/24
(e)
5,365 5,346,804
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(e)
................. 538 546,359
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(e)
................. USD 1,555 $ 1,576,863
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.11%
,
 10/15/26
(e)
4,560 4,597,620
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(e)
................. 11,066 10,127,243
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/24/25
(e)
................. 9,401 9,306,872
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 08/15/26
(e)
................. 2,999 2,999,380
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.87%
,
 09/18/26
(e)
................. 2,563 2,565,627
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(e)
12,441 12,477,402
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.37%
,
 01/03/24
(e)
................. 1,876 1,866,259
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(e)
................. 8,106 8,096,161
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(b)(e)
... 16,414 16,454,914
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/31/28
(e)
................. 5,254 5,239,450
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.86%
,
 12/31/28
(e)
................. 11,186 11,236,429
189,775,626
Metals & Mining — 0.8%
(e)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.69%
,
 07/31/25 .................. 6,479 6,451,017
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(h)
...................... 21,064 18,878,664
25,329,681
Multiline Retail — 0.0%
NMG Holding Co., Inc., Term Loan,
(LIBOR USD 3 Month + 12.00%),
13.00%
,
 09/25/25
(e)
................ 1,254 1,348,488
Oil, Gas & Consumable Fuels — 0.4%
(e)
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.25%
,
 02/07/25 . 6,095 6,067,209
EG Group Ltd., Facility Term Loan B, (LIBOR
USD 3 Month + 4.00%), 4.25%
,
 02/07/25 . 2,967 2,952,983
Murphy USA, Inc., Term Loan B, (LIBOR USD 1
Month + 1.75%), 2.25%
,
 01/31/28 ...... 2,512 2,521,420
11,541,612
Personal Products — 0.8%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 10/01/26
(e)
................. 26,972 27,059,653

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals — 1.7%
(e)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. USD 14,183 $ 13,967,732
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/02/25 .. 15,977 15,990,960
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%
,
 05/18/26 .................. 6,349 6,359,053
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 08/01/27 . 4,287 4,276,644
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%
,
 11/15/27 .................. 7,308 7,286,510
Precision Medicine Group, LLC, Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.75%
,
 11/18/27 .................. 4,824 4,824,094
52,704,993
Professional Services — 1.7%
(e)(h)
AlixPartners LLP, Term Loan, 02/04/28 ..... 17,093 17,085,308
Dun & Bradstreet Corp. (The), Term Loan,
02/06/26 ....................... 35,682 35,727,034
52,812,342
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(e)
..... 269 268,379
Road & Rail — 0.5%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 0.12%
,
 02/25/27
(e)
17,208 17,229,807
Software — 9.1%
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(e)(h)
..................... 21,957 22,039,635
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(e)
10,646 10,659,005
Cloudera, Inc., Term Loan, (LIBOR USD 1
Month + 2.50%), 3.25%
,
 12/22/27
(b)(e)
.... 2,246 2,251,615
Cornerstone OnDemand , Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 04/22/27
(e)
................. 3,030 3,043,754
Delta Topco, Inc., 1st Lien Term Loan,
12/01/27
(e)(h)
..................... 18,008 18,094,618
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28
(e)
2,084 2,130,890
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(e)
..... 8,060 7,646,053
First Advantage Holdings LLC, 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.12%
,
 01/31/27
(e)
................. 1,088 1,082,560
Greeneden US Holdings I LLC, Term Loan,
12/01/27
(e)(h)
..................... 35,576 35,709,209
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
( i )
................. 7,971 8,155,369
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 02/25/27
(e)
..... 29,716 29,641,340
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.86%
,
 09/30/24
(e)
..... 11,290 11,311,728
MH Sub I LLC, 1st Lien Term Loan, 09/13/24
(e)(h)
12,546 12,569,349
MH Sub I LLC, 2nd Lien Term Loan, 02/12/29
(e)
(h)
............................ 6,324 6,379,335
Netsmart , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(e)
4,800 4,809,024
Security
Par (000)
Par (000) Value
Software (continued)
Planview Parent, Inc., 1st Lien Delayed Draw
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(e)
................. USD 1,108 $ 1,111,206
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(e)
................. 8,228 8,248,142
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.15%
,
 04/26/24
(e)
................. 6,537 6,539,026
Realpage , Inc., Term Loan, 02/18/28
(e)(h)
..... 18,939 18,946,676
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(e)(h)
..................... 22,980 22,858,352
SolarWinds Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 02/05/24
(e)
................. 13,405 13,184,779
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25
(e)
................. 2,902 2,891,131
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.37%
,
 03/03/28
(e)
................. 8,670 8,750,910
UKG, Inc., 1st Lien Term Loan:
(e)
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ................ 8,112 8,142,222
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 15,176 15,262,266
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(e)
..... 6,939 7,155,844
288,614,038
Specialty Retail — 2.5%
(e)
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.44%
,
 11/07/24 .. 7,419 7,418,744
CD&R Firefly Bidco Ltd., Facility Term Loan
B1, (LIBOR GBP 6 Month + 4.25%),
4.31%
,
 06/23/25 .................. GBP 2,000 2,780,298
Mavis Tire Express Services Corp., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 03/20/25 .................. USD 18,774 18,638,355
Mavis Tire Express Services Corp., 1st Lien
Term Loan B2, (LIBOR USD 3 Month +
4.00%), 5.00%
,
 03/20/25 ............ 4,326 4,339,540
MED ParentCo . LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.36%
,
 08/31/26 . 7,261 7,156,467
MED ParentCo . LP, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 08/31/26 .................. 1,821 1,794,618
Optiv , Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 13,080 12,442,140
PetSmart, Inc., Term Loan, 02/11/28
(h)
...... 24,152 24,310,437
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 1,776 1,778,966
80,659,565
Technology Hardware, Storage & Peripherals — 0.2%
(e)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.11%
,
 07/23/26 .................. 5,493 5,170,233
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/29/23 . 1,947 1,946,696
7,116,929

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2021
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.5%
(e)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/02/25 .................. USD 2,190 $ 2,183,157
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 3,775 3,640,197
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 12,466 10,346,610
16,169,964
Wireless Telecommunication Services — 2.0%
(e)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
(h)
................. 13,322 12,655,556
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 05/16/24 .................. 9,738 9,758,133
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(h)
...................... 11,032 11,073,405
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(b)(h)
..................... 3,462 3,479,310
Peraton Corp., Delayed Draw Term Loan,
02/01/28
(h)
...................... 19,415 19,488,159
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 04/11/25 .. 6,416 6,388,603
62,843,166
Total Floating Rate Loan Interests — 94.5%
(Cost: $2,987,441,069) ............................ 3,005,910,016
Shares
Shares
Investment Companies — 3.0%
(j)
Invesco Senior Loan ETF .............. 2,945,000 65,379,000
SPDR Bloomberg Barclays High Yield Bond
ETF ........................... 295,000 31,907,200
Total Investment Companies — 3.0%
(Cost: $97,547,841) ............................... 97,286,200
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(k)
Capital Markets — 0.0%
Millennium Lender Claim
(b)
.............. USD 15,011 $ —
Total Other Interests — 0.0% .......................... —
Shares
Shares
Warrants — 0.0%
Machinery — 0.0%
AFGlobal Corp. (Issued/exercisable 06/08/17, 1
share for 1 warrant, Expires 06/08/22, Strike
Price USD 0.00)
(a)
................. 17,095 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(a)
..... 3,901 19,271
Total Warrants — 0.0% .............................. 19,271
Total Long-Term Investments — 98.9%
(Cost: $3,136,478,972) ............................ 3,146,289,214
Short-Term Securities — 15.0%
(l)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 423,178,350 423,178,350
JPMorgan US Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 5,625,688 5,625,688
SL Liquidity Series, LLC, Money Market Series,
0.12%
(m)*
....................... 48,551,387 48,570,808
Total Short-Term Securities — 15.0%
(Cost: $477,374,245) .............................. 477,374,846
Total Investments — 113.9%
(Cost: $3,613,853,217 ) ............................ 3,623,664,060
Liabilities in Excess of Other Assets — (13.9)% ............ (442,906,463)
Net Assets — 100.0% ............................... $ 3,180,757,597
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)
Convertible security.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Fixed rate.
(j)
All or a portion of this security is on loan.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*

BlackRock Floating Rate Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
February 28, 2021
*     Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
08/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/21
Shares
Held at
02/28/21
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 126,307,725 $ 296,870,625 $ — $ — $ — $ 423,178,350 423,178,350 $ 32,145 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 48,570,690 — (483) 601 48,570,808 48,551,387 11,214
(b)
—
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... — 31,183,912 (31,236,809) 52,897 — — — — —
$ 52,414 $ 601 $ 471,749,158 $ 43,359 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
February 28, 2021
i
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 13,569,942 EUR 11,020,000 State Street Bank and Trust Co. 03/17/21 $ 268,634
USD 12,107,354 EUR 9,967,000 Westpac Banking Corp. 03/17/21 77,033
345,667
EUR 1,599,000 USD 1,945,725 Bank of America NA 03/17/21 (15,707)
USD 5,213,248 GBP 3,824,000 State Street Bank and Trust Co. 03/17/21 (114,861)
(130,568)
$ 215,099
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.35.V1 ..... 5.00 % Quarterly 12/20/25 CCC+ USD 99,950 $ 9,270,416 $ 4,827,695 $ 4,442,721
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 4,827,695 $ — $ 4,442,721 $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 345,667 $ — $ — $ 345,667
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 4,442,721 — — — — 4,442,721
$ — $ 4,442,721 $ — $ 345,667 $ — $ — $ 4,788,388
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 130,568 — — 130,568

BlackRock Floating Rate Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
February 28, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .... $ — $ — $ — $ (981,506) $ — $ — $ (981,506)
Swaps .............................. — 3,638,288 — — — — 3,638,288
$ — $ 3,638,288 $ — $ (981,506) $ — $ — $ 2,656,782
Net Change in Unrealized Appreciation
(Depreciation) on:
Forward foreign currency exchange contracts .... — — — 431,215 — — 431,215
Swaps .............................. — 1,816,904 — — — — 1,816,904
$ — $ 1,816,904 $ — $ 431,215 $ — $ — $ 2,248,119
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 46,865,569
Average amounts sold — in USD ........................................................................................ 16,866,757
Credit default swaps:
Average notional value — sell protection ................................................................................... 87,450,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Forward foreign currency exchange contracts ................................................................. $ 345,667 $ 130,568
Swaps — Centrally cleared ............................................................................. 178,031 —
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 523,698 $ 130,568
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(178,031) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 345,667 $ 130,568
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
State Street Bank and Trust Co. ...................... $ 268,634 $ (114,861) $ — $ — $ 153,773
Westpac Banking Corp. ............................ 77,033 — — — 77,033
$ 345,667 $ (114,861) $ — $ — $ 230,806
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Bank of America NA .............................. $ 15,707 $ — $ — $ — $ 15,707
State Street Bank and Trust Co. ...................... 114,861 (114,861) — — —
$ 130,568 $ (114,861) $ — $ — $ 15,707

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
February 28, 2021
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the fair value disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies ............................. $ — $ — $ 85,043 $ 85,043
Construction & Engineering ................................ 460,228 — — 460,228
Energy Equipment & Services .............................. — — 17,118 17,118
Health Care Providers & Services ............................ — — 72 72
Machinery ............................................ — 113,085 — 113,085
Media ............................................... 826,527 — — 826,527
Oil, Gas & Consumable Fuels ............................... 207,928 — — 207,928
Professional Services .................................... — 990,596 — 990,596
Software ............................................. 8,219 — — 8,219
Corporate Bonds:
Airlines .............................................. — 15,990,957 — 15,990,957
Building Products ....................................... — 6,131,741 — 6,131,741
Chemicals ............................................ — 186,900 — 186,900
Distributors ........................................... — 2,656,545 — 2,656,545
Energy Equipment & Services .............................. — — 2,735,695 2,735,695
Machinery ............................................ — 4,019,126 — 4,019,126
Media ............................................... — 2,641,434 — 2,641,434
Software ............................................. — 4,226,984 — 4,226,984
Specialty Retail ........................................ — 887,976 — 887,976
Wireless Telecommunication Services ......................... — 887,553 — 887,553
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 39,508,565 — 39,508,565
Airlines .............................................. — 36,415,009 — 36,415,009
Auto Components ...................................... — 61,017,277 — 61,017,277
Automobiles .......................................... — 12,436,623 — 12,436,623
Building Products ....................................... — 37,047,268 — 37,047,268
Capital Markets ........................................ — 69,238,255 — 69,238,255
Chemicals ............................................ — 84,191,643 2,646,200 86,837,843
Commercial Services & Supplies ............................. — 111,481,767 3,456,869 114,938,636
Construction & Engineering ................................ — 31,644,547 — 31,644,547
Construction Materials .................................... — 32,301,363 — 32,301,363
Containers & Packaging .................................. — 71,910,291 — 71,910,291
Distributors ........................................... — 2,324,303 — 2,324,303
Diversified Consumer Services .............................. — 68,799,814 — 68,799,814
Diversified Financial Services ............................... — 178,393,294 13,028,938 191,422,232
Diversified Telecommunication Services ........................ — 67,994,497 — 67,994,497
Electric Utilities ........................................ — 8,226,014 — 8,226,014
Electrical Equipment ..................................... — 30,876,425 — 30,876,425
Entertainment ......................................... — 39,685,826 — 39,685,826
Equity Real Estate Investment Trusts (REITs) .................... — 5,802,955 — 5,802,955
Food & Staples Retailing .................................. — 37,833,304 — 37,833,304
Food Products ......................................... — 105,090,988 — 105,090,988
Health Care Equipment & Supplies ........................... — 9,815,706 — 9,815,706
Health Care Providers & Services ............................ — 123,862,458 5,271,225 129,133,683
Health Care Technology .................................. — 16,132,172 — 16,132,172
Hotels, Restaurants & Leisure .............................. — 149,272,940 3,075,405 152,348,345
Household Durables ..................................... — 8,213,195 — 8,213,195
Household Products ..................................... — — 2,419,033 2,419,033
Independent Power and Renewable Electricity Producers ............ — 14,687,961 — 14,687,961
Industrial Conglomerates .................................. — 49,732,263 — 49,732,263

BlackRock Floating Rate Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
February 28, 2021
Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 156,113,764 $ — $ 156,113,764
Interactive Media & Services ............................... — 86,058,725 — 86,058,725
Internet & Direct Marketing Retail ............................ — 17,236,131 — 17,236,131
IT Services ........................................... — 255,113,111 — 255,113,111
Leisure Products ....................................... — 13,756,391 — 13,756,391
Life Sciences Tools & Services .............................. — 44,812,708 3,761,855 48,574,563
Machinery ............................................ — 61,748,695 — 61,748,695
Media ............................................... — 173,320,712 16,454,914 189,775,626
Metals & Mining ........................................ — 25,329,681 — 25,329,681
Multiline Retail ......................................... — 1,348,488 — 1,348,488
Oil, Gas & Consumable Fuels ............................... — 11,541,612 — 11,541,612
Personal Products ...................................... — 27,059,653 — 27,059,653
Pharmaceuticals ....................................... — 52,704,993 — 52,704,993
Professional Services .................................... — 52,812,342 — 52,812,342
Real Estate Management & Development ....................... — 268,379 — 268,379
Road & Rail ........................................... — 17,229,807 — 17,229,807
Software ............................................. — 286,362,423 2,251,615 288,614,038
Specialty Retail ........................................ — 80,659,565 — 80,659,565
Technology Hardware, Storage & Peripherals .................... — 7,116,929 — 7,116,929
Trading Companies & Distributors ............................ — 16,169,964 — 16,169,964
Wireless Telecommunication Services ......................... — 59,363,856 3,479,310 62,843,166
Investment Companies .................................... 97,286,200 — — 97,286,200
Warrants .............................................. 19,271 — — 19,271
Short-Term Securities ....................................... 428,804,038 — — 428,804,038
Subtotal ....................................................
$ 527,612,411 $ 2,988,797,549 $ 58,683,292 $ 3,575,093,252
Investments valued at NAV
(a)
...................................... 48,570,808
$ —
Total Investments .............................................. $ 3,623,664,060
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 4,442,721 $ — $ 4,442,721
Foreign currency exchange contracts ............................ — 345,667 — 345,667
Liabilities:
Foreign currency exchange contracts ............................ — (130,568) — (130,568)
$ — $ 4,657,820 $ — $ 4,657,820
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
February 28, 2021
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests Total
Investments:
Assets:
Opening balance, as of August 31, 2020 ............................................................. $ 494,834 $ 1,913,450 $ 73,986,503 $ 76,394,787
Transfers into level 3
(a)
........................................................................ — — 2,971,070 2,971,070
Transfers out of level 3
(b)
....................................................................... — — (39,349,840) (39,349,840)
Accrued discounts/premiums ..................................................................... — 22,466 20,150 42,616
Net realized gain (loss) ........................................................................ — 5,131 (15,324) (10,193)
Net change in unrealized appreciation (depreciation)
(c)(d)
................................................... (392,601) 807,993 1,300,385 1,715,777
Purchases ................................................................................. — 54,641 29,700,378 29,755,019
Sales .................................................................................... — (67,986) (12,767,958) (12,835,944)
Closing balance, as of February 28, 2021 .............................................................
$ 102,233 $ 2,735,695 $ 55,845,364 $ 58,683,292
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2021
(d)
......................
$ (392,601) $ 807,993 $ 1,045,509 $ 1,460,901
(a)
As of August 31, 2020, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2021, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of August 31, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Statement of Assets and Liabilities
(unaudited)

February 28, 2021

Financial Statements
See notes to financial statements.
BlackRock
Floating
Rate Income
Portfolio
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $47,421,744) (cost — $3,142,104,660) ........................................ $ 3,151,914,902
Investments at value — affiliated (cost — $471,748,557) ............................................................................... 471,749,158
Cash pledged for centrally cleared swaps ......................................................................................... 10,422,000
Foreign currency at value (cost — $95,308) ........................................................................................ 95,092
Receivables: –
Investments sold ........................................................................................................ 5,764,657
Securities lending income — affiliated .......................................................................................... 5,027
Capital shares sold ....................................................................................................... 8,456,449
Dividends — affiliated ..................................................................................................... 9,523
Interest — unaffiliated ..................................................................................................... 6,394,631
From the Manager ....................................................................................................... 793
Variation margin on centrally cleared swaps ...................................................................................... 178,031
Unrealized appreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 345,667
Prepaid expenses ......................................................................................................... 137,391
Total assets .............................................................................................................
3,655,473,321
LIABILITIES
Bank overdraft ............................................................................................................ 811,645
Collateral on securities loaned at value ........................................................................................... 48,623,850
Payables: –
Investments purchased .................................................................................................... 413,650,995
Administration fees ....................................................................................................... 136,390
Capital shares redeemed ................................................................................................... 7,590,493
Income dividend distributions ................................................................................................ 1,110,249
Investment advisory fees .................................................................................................. 1,194,652
Trustees' and Officer's fees ................................................................................................. 20,863
Other affiliate fees ....................................................................................................... 10,513
Service and distribution fees ................................................................................................. 91,919
Other accrued expenses ................................................................................................... 1,343,587
Unrealized depreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 130,568
Total liabilities ............................................................................................................
474,715,724
NET ASSETS ............................................................................................................
$ 3,180,757,597
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 3,396,483,289
Accumulated loss ......................................................................................................... (215,725,692)
NET ASSETS ............................................................................................................
$ 3,180,757,597

Statement of Assets and Liabilities
(unaudited) (continued)
February 28, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Floating
Rate Income
Portfolio
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 1,735,173,680
Shares outstanding .................................................................................................
174,507,609
Net asset value ....................................................................................................
$ 9.94
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 300,651,903
Shares outstanding .................................................................................................
30,242,958
Net asset value ....................................................................................................
$ 9.94
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 37,046,731
Shares outstanding .................................................................................................
3,726,424
Net asset value ....................................................................................................
$ 9.94
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 1,107,885,283
Shares outstanding .................................................................................................
111,475,801
Net asset value ....................................................................................................
$ 9.94
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended February 28, 2021

Financial Statements
See notes to financial statements.
BlackRock
Floating
Rate Income
Portfolio
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 32,145
Dividends — unaffiliated ................................................................................................... 550,913
Interest — unaffiliated .................................................................................................... 55,667,354
Securities lending income — affiliated — net ..................................................................................... 11,214
Total investment income .....................................................................................................
56,261,626
EXPENSES
Investment advisory ...................................................................................................... 6,269,935
Transfer agent — class specific .............................................................................................. 686,556
Service and distribution — class specific ........................................................................................ 569,262
Administration ......................................................................................................... 469,038
Registration ........................................................................................................... 246,910
Administration — class specific .............................................................................................. 243,209
Accounting services ...................................................................................................... 166,197
Professional ........................................................................................................... 90,257
Printing and postage ..................................................................................................... 28,581
Custodian ............................................................................................................. 16,427
Trustees and Officer ...................................................................................................... 13,045
Miscellaneous .......................................................................................................... 228,409
Total expenses ...........................................................................................................
9,027,826
Less: –
Administration fees waived — class specific ...................................................................................... (78,695)
Fees waived and/or reimbursed by the Manager ................................................................................... (86,024)
Transfer agent fees waived and/or reimbursed — class specific ......................................................................... (11,562)
Total expenses after fees waived and/or reimbursed ..................................................................................
8,851,545
Net investment income ......................................................................................................
47,410,081
REALIZED AND UNREALIZED GAIN (LOSS) $ 74,163,859
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. 52,414
Investments — unaffiliated ............................................................................................... (13,301,117)
Forward foreign currency exchange contracts ................................................................................... (981,506)
Foreign currency transactions ............................................................................................. 33,907
Swaps ............................................................................................................. 3,638,288
A
(10,558,014)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. 601
Investments — unaffiliated ............................................................................................... 82,469,837
Forward foreign currency exchange contracts ................................................................................... 431,215
Foreign currency translations .............................................................................................. (6,697)
Swaps ............................................................................................................. 1,816,904
Unfunded floating rate loan interests ......................................................................................... 10,012
A
84,721,872
Net realized and unrealized gain ...............................................................................................
74,163,858
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 121,573,939

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Six Months Ended
02/28/21
(unaudited)
Year Ended
08/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 47,410,081 $ 120,999,030
Net realized loss .................................................................................. (10,558,014) (111,127,012)
Net change in unrealized appreciation (depreciation) .......................................................... 84,721,872 (29,439,626)
Net increase (decrease) in net assets resulting from operations .....................................................
121,573,939 (19,567,608)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (27,322,873) (86,514,027)
Investor A ..................................................................................... (5,236,046) (13,038,755)
Investor C ..................................................................................... (570,985) (2,280,873)
Investor C1 .................................................................................... — (30,882)
Class K ....................................................................................... (12,737,360) (16,070,098)
Decrease in net assets resulting from distributions to shareholders ...................................................
(45,867,264) (117,934,635)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
763,265,549 (606,709,378)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 838,972,224 (744,211,621)
Beginning of period .................................................................................. 2,341,785,373 3,085,996,994
End of period ......................................................................................
$ 3,180,757,597 $ 2,341,785,373
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Floating Rate Income Portfolio
Institutional
Six Months Ended
02/28/21
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.61 $ 9.95 $ 10.15 $ 10.20 $ 10.12 $ 10.20
Net investment income
(a)
.......................
0.19 0.43 0.51 0.45 0.42 0.42
Net realized and unrealized gain (loss) .............
0.33 (0.35) (0.20) (0.05) 0.08 (0.08)
Net increase from investment operations ..............
0.52 0.08 0.31 0.40 0.50 0.34
Distributions from net investment income
(b)
..........
(0.19) (0.42) (0.51) (0.45) (0.42) (0.42)
Net asset value, end of period ....................
$ 9.94 $ 9.61 $ 9.95 $ 10.15 $ 10.20 $ 10.12
Total Return
(c)
5.42% 0.87% 3.13% 3.96% — —
Based on net asset value ........................
5.42%
(d)
0.87% 3.13% 3.96% 5.01% 3.48%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.72%
(f)
0.68% 0.67%
(g)
0.66%
(g)
0.67% 0.68%
Total expenses after fees waived and/or reimbursed ......
0.70%
(f)
0.67% 0.66% 0.66% 0.67% 0.67%
Net investment income .........................
3.94%
(f)
4.49% 5.08% 4.39% 4.10% 4.23%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,735,174 $ 1,434,116 $ 2,204,716 $ 2,958,918 $ 2,753,882 $ 2,290,192
Portfolio turnover rate ..........................
33% 80% 52% 60% 112% 72%
Six Months Ended
02/28/21
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.04% 0.04% 0.02% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(g)
Annualized.
BlackRock Floating Rate Income Portfolio
Investor A
Six Months Ended
02/28/21
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.61 $ 9.95 $ 10.15 $ 10.20 $ 10.12 $ 10.20
Net investment income
(a)
.......................
0.18 0.41 0.48 0.42 0.39 0.39
Net realized and unrealized gain (loss) .............
0.32 (0.36) (0.20) (0.05) 0.08 (0.08)
Net increase from investment operations ..............
0.50 0.05 0.28 0.37 0.47 0.31
Distributions from net investment income
(b)
..........
(0.17) (0.39) (0.48) (0.42) (0.39) (0.39)
Net asset value, end of period ....................
$ 9.94 $ 9.61 $ 9.95 $ 10.15 $ 10.20 $ 10.12
Total Return
(c)
5.29% 0.60% 2.84% 3.65% — —
Based on net asset value ........................
5.29%
(d)
0.60% 2.84% 3.65% 4.69% 3.14%
Ratios to Average Net Assets
(e)
Total expenses
(f)
..............................
0.96%
(g)
0.95% 0.95% 0.97% 0.99% 1.01%
Total expenses after fees waived and/or reimbursed ......
0.96%
(g)
0.94% 0.95% 0.96% 0.98% 1.01%
Net investment income .........................
3.70%
(g)
4.20% 4.79% 4.08% 3.79% 3.89%
Supplemental Data
Net assets, end of period (000) ....................
$ 300,652 $ 292,670 $ 370,351 $ 546,843 $ 607,709 $ 554,628
Portfolio turnover rate ..........................
33% 80% 52% 60% 112% 72%
Six Months Ended
02/28/21
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.04% 0.04% 0.02% 0.01% 0.01%
Six Months Ended
02/28/21
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A 0.95% N/A N/A 1.00%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Floating Rate Income Portfolio
Investor C
Six Months Ended
02/28/21
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.61 $ 9.95 $ 10.15 $ 10.19 $ 10.11 $ 10.19
Net investment income
(a)
.......................
0.14 0.33 0.41 0.34 0.31 0.32
Net realized and unrealized gain (loss) .............
0.33 (0.35) (0.21) (0.04) 0.08 (0.08)
Net increase (decrease) from investment operations ......
0.47 (0.02) 0.20 0.30 0.39 0.24
Distributions from net investment income
(b)
..........
(0.14) (0.32) (0.40) (0.34) (0.31) (0.32)
Net asset value, end of period ....................
$ 9.94 $ 9.61 $ 9.95 $ 10.15 $ 10.19 $ 10.11
Total Return
(c)
4.88% (0.16)% 2.09% 3.01% — —
Based on net asset value ........................
4.88%
(d)
(0.16)% 2.09% 3.01% 3.94% 2.42%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.74%
(f)
1.72% 1.69%
(g)
1.69% 1.70% 1.71%
Total expenses after fees waived and/or reimbursed ......
1.74%
(f)
1.71% 1.69% 1.68% 1.70% 1.70%
Net investment income .........................
2.93%
(f)
3.47% 4.06% 3.36% 3.08% 3.19%
Supplemental Data
Net assets, end of period (000) ....................
$ 37,047 $ 45,261 $ 84,631 $ 119,171 $ 133,144 $ 128,754
Portfolio turnover rate ..........................
33% 80% 52% 60% 112% 72%
Six Months Ended
02/28/21
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.04% 0.04% 0.02% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Floating Rate Income Portfolio
Class K
Six Months Ended
02/28/21
(unaudited)
Year Ended August 31, Period from
03/28/16
(a)
to 08/31/16 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.61 $ 9.95 $ 10.15 $ 10.19 $ 10.11 $ 9.90
Net investment income
(b)
.......................
0.19 0.43 0.51 0.45 0.42 0.19
Net realized and unrealized gain (loss) .............
0.33 (0.35) (0.20) (0.04) 0.08 0.21
Net increase from investment operations ..............
0.52 0.08 0.31 0.41 0.50 0.40
Distributions from net investment income
(c)
..........
(0.19) (0.42) (0.51) (0.45) (0.42) (0.19)
Net asset value, end of period ....................
$ 9.94 $ 9.61 $ 9.95 $ 10.15 $ 10.19 $ 10.11
Total Return
(d)
5.45% 0.92% 3.19% 4.09% — —
Based on net asset value ........................
5.45%
(e)
0.92% 3.19% 4.09% 5.05% 4.05%
(e)
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
0.64%
(h)
0.63% 0.61% 0.63% 0.65% 0.63%
(h)
Total expenses after fees waived and/or reimbursed ......
0.63%
(h)
0.62% 0.61% 0.63% 0.63% 0.63%
(h)
Net investment income .........................
3.95%
(h)
4.46% 5.12% 4.44% 4.08% 4.44%
(h)
Supplemental Data
Net assets, end of period (000) ....................
$ 1,107,885 $ 569,739 $ 424,275 $ 441,021 $ 200,103 $ 6,258
Portfolio turnover rate ..........................
33% 80% 52% 60% 112% 72%
Six Months Ended
02/28/21
(unaudited)
Year Ended August 31, Period from
03/28/16
(a)
to 08/31/16 2020 2019 2018 2017
Investments in underlying funds .................... 0.03% 0.04% 0.04% 0.02% 0.01% 0.01%
Six Months Ended
02/28/21
(unaudited)
Year Ended August 31, Period from
03/28/16
(a)
to 08/31/16 2020 2019 2018 2017
Expense ratios ............................... N/A N/A 0.61% 0.62% N/A N/A
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Floating Rate Income Portfolio (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
On February 24, 2020, the Fund's issued and outstanding Investor C1 Shares converted into Investor A Shares.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual com plex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published NAV.
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of February 28, 2021, certain investments of the Fund were fair valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
BofA Securities, Inc. .................................................... $ 517,260 $ (517,260) $ —
Goldman Sachs & Co. .................................................. 11,697,504 (11,697,504) —
National Financial Services LLC ............................................ 35,206,980 (35,206,980) —
$ 47,421,744 $ (47,421,744) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended February 28, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.550%
$1 Billion - $2 Billion ..................................................................................................... 0.500
$2 Billion - $3 Billion .................................................................................................... 0.475
Greater than $3 Billion ................................................................................................... 0.450
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 365,468
Investor C ........................................................................................................ 203,794
$ 569,262

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended February 28, 2021, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended February 28, 2021, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations :
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended February 28, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended February 28, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended  February 28, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares of $4,422 .
For the six months ended February 28, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through December 31, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 143,519
Investor A ........................................................................................................ 29,249
Investor C ........................................................................................................ 4,078
Class K ......................................................................................................... 66,363
$ 243,209
Institutional ............................................................................................................. $ 60
Institutional .................................................................................................... $ 3,090
Investor A ..................................................................................................... 1,967
Investor C ..................................................................................................... 870
Class K ...................................................................................................... 321
$ 6,248
Institutional ....................................................................................................... $ 560,726
Investor A ........................................................................................................ 103,562
Investor C ........................................................................................................ 20,614
Class K ......................................................................................................... 1,654
$ 686,556
Investor A $ 1,623
Investor C 2,044

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
February 28, 2021, the amount waived was $79,951.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through December 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended February 28, 2021, the Manager waived $1,781 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue this contractual expense limitation through December 31, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended February 28, 2021, the Manager waived and/
or reimbursed investment advisory fees of $4,292, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/
or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended February 28, 2021, class specific expense waivers and/or reimbursements are as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Investment Management, LLC
(“BIM”), an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the
“collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series (the "Money Market
Series”), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of
0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2021, the Fund retained 75% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Institutional .......................................................................................................... 0.70%
Investor A ........................................................................................................... 1.05
Investor C ........................................................................................................... 1.80
Class K ............................................................................................................ 0.65
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Floating Rate Income Portfolio
Institutional .................................................................................... $ 76,73 8 $ 11,55 2
Class K ...................................................................................... 1,95 7 10
$ 78,69 5 $ 11,56 2

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended February 28, 2021, the Fund paid BIM $2,300 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended February 28, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
PURCHASES AND SALES
For the six months ended February 28, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were $1,613,486,810 and
$813,538,114, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of August 31, 2020, the Fund had non-expiring capital loss carryforward available to offset future realized capital gains of $214,267,535.
As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
BlackRock Funds V, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Of the aggregate $2.25 billion commitment amount, $500 million is specifically designated to the Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but the Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of
Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended February 28, 2021, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate Income Portfolio ................................. $ 3,621,988,986 $ 32,037,357 $ (25,704,463) $ 6,332,894

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
On February 24, 2020, the Fund's issued and outstanding Investor C1 Shares converted into Investor A Shares.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/21
Year Ended
08/31/20
Shares Amount Shares Amount
Institutional
Shares sold .............................................
68,117,679 $ 671,038,569 142,087,631 $ 1,362,344,837
Shares issued in reinvestment of distributions ........................
2,280,837 22,346,409 7,304,345 70,213,682
Shares redeemed .........................................
(45,074,004) (438,306,807) (221,753,996) (2,094,791,769)
Net increase (decrease) .......................................
25,324,512 $ 255,078,171 (72,362,020) $ (662,233,250)
Investor A
Shares sold and automatic conversion of shares ......................
3,040,808 $ 29,875,184 6,304,746 $ 60,680,012
Shares issued in reinvestment of distributions ........................
443,238 4,337,535 1,140,740 10,981,395
Shares redeemed .........................................
(3,691,527) (36,112,117) (14,214,568) (135,609,830)
Net decrease ..............................................
(207,481) $ (1,899,398) (6,769,082) $ (63,948,423)
Investor C
Shares sold .............................................
289,364 $ 2,861,696 996,724 $ 9,632,189
Shares issued in reinvestment of distributions ........................
54,366 531,631 205,787 1,982,152
Shares redeemed and automatic conversion of shares ..................
(1,326,106) (13,022,314) (5,001,186) (47,665,624)
Net decrease ..............................................
(982,376) $ (9,628,987) (3,798,675) $ (36,051,283)
Investor C1
(a)
Shares issued in reinvestment of distributions ........................
— $ — 1,549 $ 15,430
Shares redeemed .........................................
— — (205,069) (2,045,758)
Net decrease ..............................................
— $ — (203,520) $ (2,030,328)
Class K
Shares sold .............................................
68,301,042 $ 676,185,223 40,029,604 $ 384,084,573
Shares issued in reinvestment of distributions ........................
1,298,145 12,737,047 1,662,291 16,038,429
Shares redeemed .........................................
(17,421,403) (169,206,507) (25,047,168) (242,569,096)
Net increase ...............................................
52,177,784 $ 519,715,763 16,644,727 $ 157,553,906
Total Net Increase (Decrease)
76,312,439 $ 763,265,549 (66,488,570) $ (606,709,378)

Statement Regarding Liquidity Risk Management Program
2021
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Floating Rate Income Portfolio (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 18-19, 2020 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for the Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting,
the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Fund and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT i s available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
FRI-2/21-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 – Audit Committee of Listed Registrants – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –           Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: May 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: May 3, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: May 3, 2021